Note 7 - Property and Equipment	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
7.	PROPERTY AND EQUIPMENT

Property and equipment as of
March 31, 2017
and
2018
consisted of the following:

	Thousands of Yen
	2017	2018

Data communications equipment	¥15,013,565	¥18,544,180
Office and other equipment	2,875,548	2,522,740
Land	537,889	2,038,726
Buildings	1,663,326	2,151,069
Leasehold improvements	4,061,909	4,182,013
Capitalized software	33,335,560	36,624,979
Assets under capital leases, primarily data communications equipment	32,854,630	35,821,498
Total	90,342,427	101,885,205
Less accumulated depreciation and amortization	(50,566,983)	(55,470,955)

Property and equipment—net	¥39,775,444	¥46,414,250

Depreciation and amortization expenses for property and equipment amounted to
¥9,533,541
thousand,
¥10,513,162
thousand and
¥11,999,414
thousand for the years ended
March 31, 2016,
2017
and
2018,
respectively.

The Company recorded net losses on sales or disposal of property and equipment of
¥27,950
thousand,
¥139,162
thousand and
¥99,953
thousand for the years ended
March 31, 2016,
2017
and
2018,
respectively, in “General and administrative” expenses in the Company’s consolidated statements of income.

The accumulated amortization for capitalized software was
¥20,882,937
thousand and
¥22,072,049
thousand as of
March 31, 2017
and
2018,
respectively. The amortization expenses for capitalized software amounted to
¥2,894,740
thousand and
¥3,348,188
thousand for the years ended
March 31, 2017
and
2018,
respectively. The weighted-average amortization period for capitalized software is approximately
6.0
years. The estimated aggregate amortization expense of capitalized software for each of the next five
years is as follows:

Year Ending March 31	Thousands of Yen
2019	¥3,689,048
2020	3,323,134
2021	2,744,928
2022	2,246,229
2023	1,275,916